SAVINGS PLAN, PENSION AND POST-RETIREMENT BENEFITS - Fair Value of Pension Plan Assets - 10K (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 473.9	$ 567.7
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	407.2	496.1
International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 66.7	$ 71.6